Note 12 - Lease (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of quantitative information about right-of-use assets [text block]
	December 31,	December 31,
Office space	2024	2023
Balance at January 1	$205	$261
Additions to right-of-use	—	—
Depreciation	(65)	(56)
Balance at December 31	$140	$205

Disclosure of additional information about leasing activities for lessee [text block]
	December 31,	December 31,
	2024	2023
Balance at January 1	$175	$218
Lease interest	13	13
Lease repayment	(55)	(49)
Change in discount rate	—	(7)
Balance at December 31	$133	$175
Less – Current portion	(50)	(43)
Balance at December 31 – Long-term portion	$83	$132